Property, Plant and equipment - Right-of use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,390	$ 1,842
Right-of use assets	327	179
Additions to right-of use assets	211	103
Right of use assets acquired		1
Depreciation on right-of-use assets	57	46
Variable lease expense	38	35	$ 29
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	488	291
Right-of use assets	126	71
Depreciation on right-of-use assets	41	34
Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,803	1,478
Right-of use assets	164	67
Depreciation on right-of-use assets	10	6
Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	99	73
Right-of use assets	37	41
Depreciation on right-of-use assets	$ 6	$ 6